                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08134
                                                      ---------

                         Eaton Vance Municipals Trust II
                         -------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                  July 31, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT JULY 31, 2004

[GRAPHIC]

EATON VANCE HIGH YIELD MUNICIPALS FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

The Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE HIGH YIELD MUNICIPALS FUND as of July 31, 2004

TABLE OF CONTENTS

   President's Letter to Shareholders                                   2

   Market Recap                                                         3

   Fund Investment Update                                               4

   Disclosure of Fund Expenses                                          5

   Financial Statements                                                 6

   Management and Organization                                         26

EATON VANCE HIGH YIELD MUNICIPALS FUND as of July 31, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

                                                  Sincerely,
                                                  /s/ Thomas J. Fetter
                                                  Thomas J. Fetter
                                                  Vice President
                                                  September 8, 2004

CURRENTLY, THE FUND INVESTS ITS ASSETS IN A CORRESPONDING INVESTMENT COMPANY (REFERRED TO AS A PORTFOLIO) THAT HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. EFFECTIVE SEPTEMBER 10, 2004, THE FUND WILL INVEST ITS ASSETS DIRECTLY IN SECURITIES. THE FUND'S INVESTMENT OBJECTIVE AND OTHER INVESTMENT POLICIES REMAIN UNCHANGED. IN ADDITION, BOSTON MANAGEMENT AND RESEARCH, THE INVESTMENT ADVISER TO THE PORTFOLIO, WILL ACT AS INVESTMENT ADVISER TO THE FUND. THE INVESTMENT ADVISORY FEE PAID REMAINS UNCHANGED.

[SIDENOTE]

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE HIGH YIELD MUNICIPALS FUND as of July 31, 2004

MARKET RECAP

The U.S. economy improved in the six months ended July 31, 2004, albeit at an uneven pace. Consumer spending moderated somewhat in response to ongoing concerns over the war on terror, sharply higher energy costs and an increasingly perplexing job market. With signs of rising inflation, the bond markets gave back some of their gains from 2003.

A MIXED PICTURE IN THE ECONOMY, ALTHOUGH SOME SECTORS REMAINED RELATIVELY STRONG...

The nation's Gross Domestic Product grew by 3.0% in the second quarter of 2004, following a 4.0% rise in the first quarter. Growth moderated in some key areas of the economy. Retail sales slowed, with auto sales particularly disappointing. Travel and tourism remained strong. Recent construction trends continued, with residential building continuing to expand, while commercial activity lagged. Interestingly, manufacturing activity continued to show increases, continuing a trend spotted earlier in 2004. Steel production reflected robust demand. The overall strength of the manufacturing sector was confirmed by spot shortages and longer lead times for some manufactured goods.

HAVING STRENGTHENED EARLIER IN THE YEAR, JOB GROWTH SLOWED IN JULY...

Job growth has been a key focus of economists and analysts looking for a key to the economy's direction. While monthly labor data can be quite volatile, trends in the first half of the year showed signs of new momentum in job creation. The nation's unemployment rate fell to 5.5% in July 2004, down from 6.2% a year earlier. The economy registered job gains in technology, apparel, finance, construction and manufacturing.

INTEREST RATES MOVED HIGHER, AS THE FEDERAL RESERVE PROMISED TO BATTLE INFLATION...

Inflation re-emerged as a concern to investors and to the Federal Reserve. Oil prices surged above $45 a barrel, pushing prices higher for gasoline, petrochemicals and a wide range of oil-derivatives. Cost pressures were evident for other production components, as well, including steel, and cement. Some farm prices - including beef, chicken, and milk - also posted price hikes. The Federal Reserve continued to monitor inflation and employment closely and - after holding its benchmark Federal Funds rate steady for more than a year - raised short-term rates by 25 basis points on June 30 and again on August 10.

Municipal bonds yield 98% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*               5.09%

Taxable equivalent yield in 35.0% tax bracket                  7.83%

30-Year Treasury bond                                          5.18%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of July 31, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

Following the robust gains of last year, the municipal bond market - like the Treasury market -turned in a weak performance during the six-month period ended July 31, 2004. Ten-year Treasury bond yields - which were around 4.14% at January 31, 2004 - rose to 4.44% by July 31, 2004, while 10-year municipal yields rose from 3.68% to 4.01%. Amid rising concerns over inflation and a less accommodative monetary policy, the Lehman Brothers Municipal Bond Index posted a total return of 0.06% during the six months ended July 31, 2004.*


*It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE HIGH YIELD MUNICIPALS FUND as of July 31, 2004

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
THOMAS M. METZOLD
Portfolio Manager

MANAGEMENT UPDATE

- The U.S. economy continued its uneven recovery in the six months ended July 31, 2004. While the manufacturing climate improved, rising interest rates, higher energy costs and unease over the war on terror took an increasing toll on consumer confidence. The nation's jobless rate in July 2004 was 5.5%, down from 6.2% a year ago.

- Industrial development revenue bonds (IDR) were the Portfolio's largest sector weighting at July 31, 2004. Investments focused on sectors of the economy that management believed were well-positioned to benefit from an economic recovery, including transportation, paper and utilities bonds.

- Other revenue bonds - non-sector-specific - were among the Portfolio's largest weightings, including bonds for school and tourism projects, as well as tribal gaming issues and tobacco bonds. Tobacco bonds generally underperformed during the period amid concerns over revenue projections.

- Senior living/life care bonds and other health care-related bonds constituted significant investments for the Portfolio. Management focused on institutions and projects that possess strong market share and the ability to keep costs in check.

- Effective September 3, 2004, Cynthia J. Clemson became co-portfolio manager of the Portfolio. A vice president of Eaton Vance Management and Boston Research and Management, Ms. Clemson manages other Eaton Vance municipal bond portfolios and has been a portfolio manager at Eaton Vance since 1994.

FUND PERFORMANCE FOR THE PAST SIX MONTHS

- During the six months ended July 31, 2004, the Fund's Class A shares had a total return of -0.87%.(1) This return resulted from a decrease in net asset value (NAV) per share to $9.82 on July 31, 2004 from $10.23 on January 31, 2004, and the reinvestment of $0.322 in tax-free income.(2)

- The Fund's Class B shares had a total return of -1.35% during the six months ended July 31, 2004,(1) the result of a decrease in NAV per share to $9.78 from $10.20, and the reinvestment of $0.285 in tax-free income.(2)

- The Fund's Class C shares had a total return of -1.35% during the six months ended July 31, 2004,(1) the result of a decrease in NAV per share to $9.08 from $9.47 , and the reinvestment of $0.263 in tax-free income.(2)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 0.06% during the six months ended July 31, 2004.(3)

- Based on the Fund's most recent dividends and NAVs on July 31, 2004 of $9.82 per share for Class A, $9.78 per share for Class B and $9.08 per share for Class C, the distribution rates were 6.47%, 5.71% and 5.69% for Class A, Class B and Class C, respectively.(4) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 9.95%, 8.78% and 8.75%, respectively.(5)

- The SEC 30-day yields for Class A, Class B and Class C shares at July 31 were 6.51%, 6.07% and 6.06%, respectively.(6) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 10.02%, 9.34% and 9.32%, respectively.(5)

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF SALES CHARGES WERE REFLECTED, PERFORMANCE WOULD BE LOWER.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(4) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(5) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 35.00% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(6) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(7) SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. I-YEAR SEC RETURN FOR CLASS C INCLUDES 1% CDSC.
(8) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS.

FUND INFORMATION
as of July 31, 2004

PERFORMANCE(7)                                 CLASS A  CLASS B   CLASS C
---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                        5.74%     4.85%    4.88%
Five Years                                      4.58      3.75     3.77
Life of Fund+                                   6.36      5.49     4.21

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                        0.76%    -0.10%    3.89%
Five Years                                      3.57      3.44     3.77
Life of Fund+                                   5.79      5.49     4.21

+Inception Dates - Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97

[CHART]

                   RATING DISTRIBUTION(8) By total investments

AAA                       16.9%
AA                         3.0%
A                         12.8%
BBB                       10.8%
BB                         3.0%
B                          5.0%
CCC                        5.0%
C                          0.3%
Non-Rated                 43.2%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE HIGH YIELD MUNICIPALS FUND as of July 31, 2004

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/04-7/31/04).

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     EATON VANCE HIGH YIELD MUNICIPALS FUND

                          BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID DURING PERIOD*
                                (2/1/04)                 (7/31/04)                (2/1/04-7/31/04)
----------------------------------------------------------------------------------------------------------
Actual
Class A                         $  1,000.00            $    991.30                 $      4.95
Class B                         $  1,000.00            $    986.50                 $      8.64
Class C                         $  1,000.00            $    986.50                 $      8.64

Hypothetical
(5% return)
Class A                         $  1,000.00            $  1,019.90                 $      5.02
Class B                         $  1,000.00            $  1,016.20                 $      8.77
Class C                         $  1,000.00            $  1,016.20                 $      8.77

* Expenses are equal to the Fund's annualized expense ratio of 1.00% for Class A shares, 1.75% for Class B shares and 1.75% for Class C shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

EATON VANCE HIGH YIELD MUNICIPALS FUND as of July 31, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2004

ASSETS

Investment in High Yield Municipals Portfolio, at value
  (identified cost, $579,712,677)                                             $     559,169,710
Receivable for Fund shares sold                                                       2,240,911
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $     561,410,621
-----------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                              $       1,797,265
Dividends payable                                                                     1,640,814
Payable to affiliate for distribution and service fees                                  111,018
Accrued expenses                                                                         71,127
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       3,620,224
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                    $     557,790,397
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                               $     602,907,925
Accumulated net realized loss from Portfolio (computed on
  the basis of identified cost)                                                     (24,871,882)
Accumulated undistributed net investment income                                         297,321
Net unrealized depreciation from Portfolio (computed on
   the basis of identified cost)                                                    (20,542,967)
-----------------------------------------------------------------------------------------------
TOTAL                                                                         $     557,790,397
-----------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                    $     305,274,541
SHARES OUTSTANDING                                                                   31,099,756
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares of beneficial interest outstanding)           $            9.82
MAXIMUM OFFERING PRICE PER SHARE
  (100 DIVIDED BY 95.25 of $9.82)                                             $           10.31
-----------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                    $     166,597,427
SHARES OUTSTANDING                                                                   17,026,176
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares of beneficial interest outstanding)           $            9.78
-----------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                    $      85,918,429
SHARES OUTSTANDING                                                                    9,458,246
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            9.08
-----------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2004

INVESTMENT INCOME

Interest allocated from Portfolio                                             $      20,296,311
Expenses allocated from Portfolio                                                    (1,837,450)
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                          $      18,458,861
-----------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                   $           1,333
Distribution and service fees
      Class A                                                                           350,754
      Class B                                                                           923,433
      Class C                                                                           435,735
Transfer and dividend disbursing agent fees                                             116,827
Registration fees                                                                        82,696
Printing and postage                                                                     15,997
Custodian fee                                                                            15,219
Legal and accounting services                                                            13,250
Miscellaneous                                                                             2,796
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       1,958,040
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $      16,500,821
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
      Investment transactions (identified cost basis)                         $        (507,863)
      Financial futures contracts                                                     4,802,367
-----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $       4,294,504
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
      Investments (identified cost basis)                                     $     (22,711,045)
      Financial futures contracts                                                    (5,238,216)
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $     (27,949,261)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                              $     (23,654,757)
-----------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                    $      (7,153,936)
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  JULY 31, 2004        YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)          JANUARY 31, 2004
-------------------------------------------------------------------------------------------
From operations --
  Net investment income                              $      16,500,821    $      26,301,400
  Net realized gain from investments and
    financial futures contracts transactions                 4,294,504            1,909,160
  Net change in unrealized appreciation
    (depreciation) from investments and
    financial futures contracts                            (27,949,261)          18,593,451
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                    $      (7,153,936)   $      46,804,011
-------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income
      Class A                                        $      (9,052,201)   $     (11,093,470)
      Class B                                               (5,270,420)         (11,574,935)
      Class C                                               (2,475,818)          (2,884,924)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  $     (16,798,439)   $     (25,553,329)
-------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
  Proceeds from sale of shares
      Class A                                        $      94,090,053    $     123,051,796
      Class B                                               16,805,886           41,975,685
      Class C                                               28,865,333           49,736,323
  Net asset value of shares issued to
    shareholders in payment
    of distributions declared
      Class A                                                3,021,735            3,067,860
      Class B                                                1,833,816            3,513,046
      Class C                                                  946,688            1,171,511
  Cost of shares redeemed
      Class A                                              (40,203,680)         (43,590,070)
      Class B                                              (34,285,411)         (32,110,446)
      Class C                                              (18,964,125)         (10,042,789)
  Net asset value of shares exchanged
      Class A                                               22,528,760                   --
      Class B                                              (22,528,760)                  --
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                            $      52,110,295    $     136,772,916
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      28,157,920    $     158,023,598
-------------------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED
                                                     JULY 31, 2004        YEAR ENDED
NET ASSETS                                           (UNAUDITED)          JANUARY 31, 2004
-------------------------------------------------------------------------------------------
At beginning of period                               $     529,632,477    $     371,608,879
-------------------------------------------------------------------------------------------
AT END OF PERIOD                                     $     557,790,397    $     529,632,477
-------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
-------------------------------------------------------------------------------------------
AT END OF PERIOD                                     $         297,321    $         594,939
-------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                       CLASS A
                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                                 JULY 31, 2004    --------------------------------------------------------------
                                                 (UNAUDITED)        2004(1)      2003(1)    2002(1)(2)     2001(1)      2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $   10.230       $    9.730   $    9.660   $    9.800   $    9.790   $   11.380
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $    0.316       $    0.668   $    0.682   $    0.627   $    0.640   $    0.640
Net realized and unrealized gain (loss)              (0.404)           0.486        0.031       (0.128)       0.015       (1.585)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   (0.088)      $    1.154   $    0.713   $    0.499   $    0.655   $   (0.945)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $   (0.322)      $   (0.654)  $   (0.643)  $   (0.639)  $   (0.645)  $   (0.645)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $   (0.322)      $   (0.654)  $   (0.643)  $   (0.639)  $   (0.645)  $   (0.645)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $    9.820       $   10.230   $    9.730   $    9.660   $    9.800   $    9.790
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       (0.87)%          12.25%        7.59%        5.18%        6.89%       (8.62)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  305,275       $  238,169   $  147,004   $  134,950   $  117,525   $  114,610
Ratios (As a percentage of average daily net
  assets):
      Expenses(4)                                      1.01%(5)         1.02%        1.05%        1.07%        1.08%        1.01%
      Expenses after custodian fee reduction(4)        1.00%(5)         1.02%        1.05%        1.07%        1.08%        1.00%
      Net investment income                            6.34%(5)         6.70%        7.01%        6.37%        6.52%        5.95%
Portfolio Turnover of the Portfolio                      39%              40%          15%          24%          30%          58%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                       CLASS B
                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                                 JULY 31, 2004    --------------------------------------------------------------
                                                 (UNAUDITED)        2004(1)      2003(1)    2002(1)(2)     2001(1)      2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $   10.200       $    9.700   $    9.640   $    9.770   $    9.750   $   11.330
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $    0.281       $    0.600   $    0.606   $    0.545   $    0.559   $    0.554
Net realized and unrealized gain (loss)              (0.417)           0.479        0.022       (0.120)       0.016       (1.579)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   (0.136)      $    1.079   $    0.628   $    0.425   $    0.575   $   (1.025)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $   (0.284)      $   (0.579)  $   (0.568)  $   (0.555)  $   (0.555)  $   (0.555)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $   (0.284)      $   (0.579)  $   (0.568)  $   (0.555)  $   (0.555)  $   (0.555)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $    9.780       $   10.200   $    9.700   $    9.640   $    9.770   $    9.750
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       (1.35)%          11.44%        6.66%        4.38%        6.02%       (9.32)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $  166,597       $  212,391   $  188,959   $  187,232   $  191,418   $  204,348
Ratios (As a percentage of average daily
  net assets):
      Expenses(4)                                      1.76%(5)         1.77%        1.80%        1.82%        1.87%        1.77%
      Expenses after custodian fee reduction(4)        1.75%(5)         1.77%        1.80%        1.82%        1.87%        1.76%
      Net investment income                            5.60%(5)         6.04%        6.25%        5.56%        5.72%        5.18%
Portfolio Turnover of the Portfolio                      39%              40%          15%          24%          30%          58%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                         CLASS C
                                                 -------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                      YEAR ENDED JANUARY 31,
                                                 JULY 31, 2004    --------------------------------------------------------------
                                                 (UNAUDITED)        2004(1)      2003(1)    2002(1)(2)     2001(1)      2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period           $    9.470       $    9.000   $    8.950   $    9.060   $    9.030   $   10.490
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                            $    0.257       $    0.543   $    0.561   $    0.511   $    0.516   $    0.505
Net realized and unrealized gain (loss)              (0.384)           0.465        0.017       (0.112)       0.019       (1.460)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS              $   (0.127)      $    1.008   $    0.578   $    0.399   $    0.535   $   (0.955)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                       $   (0.263)      $   (0.538)  $   (0.528)  $   (0.509)  $   (0.505)  $   (0.505)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              $   (0.263)      $   (0.538)  $   (0.528)  $   (0.509)  $   (0.505)  $   (0.505)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                 $    9.080       $    9.470   $    9.000   $    8.950   $    9.060   $    9.030
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       (1.35)%          11.53%        6.61%        4.43%        6.04%       (9.38)%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)        $   85,918       $   79,072   $   35,646   $   23,470   $   17,285   $   17,699
Ratios (As a percentage of average daily
  net assets):
      Expenses(4)                                      1.76%(5)         1.77%        1.80%        1.82%        1.89%        1.84%
      Expenses after custodian fee reduction(4)        1.75%(5)         1.77%        1.80%        1.82%        1.89%        1.83%
      Net investment income                            5.56%(5)         5.88%        6.22%        5.62%        5.70%        5.09%
Portfolio Turnover of the Portfolio                      39%              40%          15%          24%          30%          58%
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

EATON VANCE HIGH YIELD MUNICIPALS FUND as of July 31, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at July 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

     C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $23,188,200, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2012 ($707,905), January 31, 2011 ($12,893,267), January 31, 2010 ($628,329), January 31, 2009 ($4,844,026),
     January 31, 2008 ($2,693,858) and January 31, 2006 ($1,420,815). Dividends
     paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     Additionally, at January 31, 2004, the Fund had net capital losses of $7,970,181 attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of the Fund's taxable year ended January 31, 2005.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

     E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

     H OTHER -- Investment transactions are accounted for on a trade-date basis.

     I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to July 31, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    DISTRIBUTIONS TO SHAREHOLDERS

     The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

3    SHARES OF BENEFICIAL INTEREST

     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                   SIX MONTHS ENDED
                                                   JULY 31, 2004        YEAR ENDED
     CLASS A                                       (UNAUDITED)          JANUARY 31, 2004
     -----------------------------------------------------------------------------------
     Sales                                                9,329,256           12,239,678
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                       303,442              306,447
     Redemptions                                         (4,035,019)          (4,382,440)
     Exchange from Class B shares                         2,226,806                   --
     -----------------------------------------------------------------------------------
     NET INCREASE                                         7,824,485            8,163,685
     -----------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED
                                                   JULY 31, 2004       YEAR ENDED
     CLASS B                                       (UNAUDITED)         JANUARY 31, 2004
     -----------------------------------------------------------------------------------
     Sales                                                1,680,792            4,221,260
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                       183,309              353,078
     Redemptions                                         (3,426,838)          (3,235,608)
     Exchange to Class A shares                          (2,233,272)                  --
     -----------------------------------------------------------------------------------
     NET INCREASE (DECREASE)                             (3,796,009)           1,338,730
     -----------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
                                                   JULY 31, 2004       YEAR ENDED
     CLASS C                                       (UNAUDITED)         JANUARY 31, 2004
     -----------------------------------------------------------------------------------
     Sales                                                3,069,851            5,349,946
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                                       102,332              126,693
     Redemptions                                         (2,064,030)          (1,085,426)
     -----------------------------------------------------------------------------------
     NET INCREASE                                         1,108,153            4,391,213
     -----------------------------------------------------------------------------------

4    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain officers and Trustees of the Fund and of the Portfolio are officers of EVM and BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended July 31, 2004, EVM earned $8,995 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $62,328 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2004.

5    DISTRIBUTION AND SERVICE PLANS

     The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $692,575 and $326,801 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended July 31, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $17,912,000 and $8,623,000 for Class B and Class C shares, respectively.

     The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2004 amounted to $350,754, $230,858, and $108,934 for Class A,
     Class B, and Class C shares, respectively.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $165,000 and $31,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended July 31, 2004.

7    INVESTMENT TRANSACTIONS

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended July 31, 2004 aggregated $164,180,571 and $128,312,570, respectively.

HIGH YIELD MUNICIPALS PORTFOLIO as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
COGENERATION -- 2.5%

$          7,000   Maryland Energy Cogeneration, (AES Warrior Run), (AMT),
                   7.40%, 9/1/19                                                                      $      7,157,570
           2,000   Ohio Water Development Authority, Solid Waste Disposal,
                   (Bay Shore Power), (AMT), 5.875%, 9/1/20                                                  1,865,720
           4,900   Ohio Water Development Authority, Solid Waste Disposal,
                   (Bay Shore Power), (AMT), 6.625%, 9/1/20                                                  4,928,469
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     13,951,759
----------------------------------------------------------------------------------------------------------------------

EDUCATION -- 1.0%

$          3,000   California Educational Facilities Authority, Residual Certificates,
                   Variable Rate, 12/1/32(1)(2)                                                       $      3,321,660
           2,000   New Hampshire HEFA, (Colby-Sawyer College),
                   7.50%, 6/1/26(3)                                                                          2,084,400
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      5,406,060
----------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.8%

$          3,000   Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT),
                   6.75%, 4/1/38                                                                      $      3,376,650
           4,200   Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                                                                            3,685,290
           1,250   Connecticut Development Authority, (Connecticut Light and
                   Power), Variable Rate, 9/1/08(2)(4)                                                       1,345,600
           2,500   Connecticut Development Authority, (Western Mass Electric),
                   Variable Rate, 9/1/22(2)(4)                                                               2,691,200
           3,965   Matagorda County, TX, Navigation District No.1, (Reliant
                   Energy), 5.95%, 5/1/30                                                                    3,902,987
           4,000   Matagorda County, TX, Navigation District No.1, (Reliant
                   Energy), 8.00%, 5/1/29                                                                    4,407,920
           1,500   Mississippi Business Finance Corp., (System Energy
                   Resources, Inc.), 5.90%, 5/1/22                                                           1,512,855
           5,880   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                                      5,894,347
           5,500   Puerto Rico Electric Power Authority, 5.25%, 7/1/31                                       5,558,300
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     32,375,149
----------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.6%

$         25,000   Bakersfield, CA, (Bakersfield Assisted Living Center),
                   Escrowed to Maturity, 0.00%, 4/15/21                                               $     10,884,250
           9,500   Dawson Ridge, CO, Metropolitan District #1, Escrowed to
                   Maturity, 0.00%, 10/1/22                                                                  3,694,455
           3,500   Dawson Ridge, CO, Metropolitan District #1, Escrowed to
                   Maturity, 0.00%, 10/1/22                                                                  1,361,115
$          3,685   Forsyth County, GA, Hospital Authority, (Georgia Baptist
                   Health Care System), Escrowed to Maturity,
                   6.25%, 10/1/18                                                                     $      4,328,622
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     20,268,442
----------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.8%

$          1,195   California, 5.00%, 2/1/32                                                          $      1,162,627
           4,655   California, 5.10%, 2/1/34                                                                 4,587,921
           2,250   California, 5.25%, 2/1/30                                                                 2,260,372
           2,000   California, 5.25%, 2/1/33                                                                 2,007,480
          15,420   California, 5.25%, 4/1/34                                                                15,480,292
           5,940   Georgia, 2.00%, 12/1/23                                                                   3,794,650
           3,000   New York, NY, Variable Rate, 6/1/28(1)(2)                                                 3,118,080
           5,000   Puerto Rico Commonwealth, Variable Rate, 7/1/29(2)(4)                                     5,582,150
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     37,993,572
----------------------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 3.5%

$          2,845   Illinois Development Finance Authority, (Community
                   Rehabilitation Providers), 5.60%, 7/1/19                                           $      2,755,468
           1,439   Osceola County, FL, IDA, Community Provider Pooled
                   Loan-93, 7.75%, 7/1/17                                                                    1,448,037
           2,339   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 6.75%, 12/1/36                                                             2,409,856
           1,206   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 7.00%, 12/1/36                                                             1,250,514
             997   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 7.00%, 12/1/36                                                             1,034,260
           2,176   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 7.75%, 12/1/36                                                             2,237,157
           1,830   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 7.90%, 12/1/36                                                             1,910,447
             343   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.25%, 12/1/36                                                               363,503
             780   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.375%, 12/1/36                                                              813,118
           2,160   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.50%, 12/1/36                                                             2,212,344
             907   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.70%, 12/1/36                                                               948,577

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE-MISCELLANEOUS (CONTINUED)

$          1,813   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.81%, 9/1/36                                                       $      1,903,955
             544   Tax Revenue Exempt Securities Trust, Community Health
                   Provider, (Pooled Loan Program Various States Trust
                   Certificates), 8.875%, 12/1/36                                                              572,176
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     19,859,412
----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 5.8%

$          2,500   California Health Facilities Authority, (Cedars Sinai Medical
                   Center), Variable Rate, 12/1/34(2)(4)                                              $      2,804,425
           2,220   Chautauqua County, NY, IDA, (Women's Christian
                   Association), 6.40%, 11/15/29                                                             2,050,503
           1,000   Henderson, NV, Health Care Facility, 5.625%, 7/1/24                                         995,210
           7,000   Maricopa County, AZ, IDA, (Catholic Healthcare),
                   5.375%, 7/1/23                                                                            6,861,260
           2,000   Maricopa County, AZ, IDA, (Catholic Healthcare),
                   5.50%, 7/1/26                                                                             1,948,980
           2,000   New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28                                   1,754,120
           2,000   New Jersey Health Care Facilities Financing Authority,
                   (Trinitas Hospital), 7.50%, 7/1/30                                                        2,221,100
           1,000   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.00%, 8/15/08                                                               1,080,000
           1,500   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.20%, 8/15/11                                                               1,620,000
           3,010   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.625%, 8/15/29                                                              3,250,800
           1,500   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.75%, 8/15/12                                                               1,620,000
              65   Oklahoma Development Finance Authority, (Hillcrest
                   Healthcare), 5.75%, 8/15/13                                                                  70,200
           2,560   Oneida County, NY, Industrial Development Agency,
                   (Elizabeth Medical Center), 6.00%, 12/1/29                                                2,271,770
             875   Prince George's County, MD, (Greater Southeast Healthcare
                   System), 6.375%, 1/1/13(5)                                                                  210,875
           5,900   Prince George's County, MD, (Greater Southeast Healthcare
                   System), 6.375%, 1/1/23(5)                                                                1,421,900
           2,200   Sullivan County, TN, Health Educational and Housing Facility
                   Board, (Wellmont Health System), 6.25%, 9/1/32                                            2,198,394
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     32,379,537
----------------------------------------------------------------------------------------------------------------------

HOUSING -- 5.0%

$            450   Atlanta, GA, Urban Residential Finance Authority, (New
                   Community John Hope Project), (AMT), 7.25%, 6/1/07                                 $        450,684
           4,000   Charter Mac Equity Trust, TN, 6.00%, 4/30/19                                              4,117,160
           2,500   Florida Capital Projects Finance Authority, Student Housing
                   Revenue, (Florida University), 7.75%, 8/15/20                                             2,529,750
$            455   Florida Capital Projects Finance Authority, Student Housing
                   Revenue, (Florida University), 9.50%, 8/15/05                                      $        453,549
           1,830   Jefferson County, MO, IDA, Multifamily, (Riverview Bend
                   Apartments), (AMT), 6.75%, 11/1/29                                                        1,691,707
             485   Jefferson County, MO, IDA, Multifamily, (Riverview Bend
                   Apartments), (AMT), 7.125%, 11/1/29                                                         456,632
           3,775   Maricopa County, AZ, IDA, (National Health Facilities II),
                   6.375%, 1/1/19                                                                            3,033,552
           1,500   Maricopa County, AZ, IDA, (National Health Facilities II),
                   6.625%, 7/1/33                                                                            1,131,045
           2,320   Maricopa County, AZ, IDA, (National Health Facilities II),
                   8.00%, 1/1/34                                                                             1,695,015
           5,000   Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   6.875%, 6/30/09                                                                           5,455,300
           3,290   Oregon Health Authority, (Trillium Affordable Housing),
                   (AMT), 6.75%, 2/15/29                                                                     2,907,570
           1,440   Oregon Health Authority, (Trillium Affordable Housing),
                   (AMT), 6.75%, 2/15/29                                                                     1,258,459
           1,020   Texas Student Housing Corp., (University of Northern
                   Texas), 9.375%, 7/1/06                                                                    1,002,487
           2,000   Texas Student Housing Corp., (University of Northern
                   Texas), 11.00%, 7/1/31                                                                    1,801,660
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     27,984,570
----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 19.0%

$          2,329   Abia Development Corp., TX, (Austin Cargoport
                   Development), (AMT), 6.50%, 10/1/24                                                $      2,106,405
           3,065   Abia Development Corp., TX, (Austin Cargoport
                   Development), (AMT), 9.25%, 10/1/21                                                       3,329,816
           4,500   Alabama IDA, Solid Waste Disposal, (Pine City Fiber Co.),
                   (AMT), 6.45%, 12/1/23                                                                     4,453,965
           9,095   Alliance Airport Authority, TX, (American Airlines), (AMT),
                   7.50%, 12/1/29                                                                            6,246,264
           2,000   Camden County, NJ, (Holt Hauling), (AMT),
                   9.875%, 1/1/21(5)                                                                           280,000
           3,900   Carbon County, UT, (Laidlaw Environmental Services Inc.),
                   (AMT), 7.45%, 7/1/17                                                                      4,027,140
           6,810   Dallas-Fort Worth, TX, International Airport Facility
                   Improvements Corp., (AMT), 7.625%, 11/1/21                                                2,984,687
           1,665   Dallas-Fort Worth, TX, International Airport Facility
                   Improvements Corp., DRIVERS,
                   Variable Rate, 11/1/18(1)(2)                                                              2,010,038
          12,480   Denver, CO, City and County Special Facilities,
                   (United Airlines), (AMT), 6.875%, 10/1/32                                                 9,172,800
           7,750   Effingham County, GA, Solid Waste Disposal, (Fort James),
                   (AMT), 5.625%, 7/1/18                                                                     7,463,793
             225   Florence County, SC, (Stone Container),
                   7.375%, 2/1/07                                                                              454,370

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE (CONTINUED)

$          2,700   Hancock County, KY, (Southwire Co.), (AMT),
                   7.75%, 7/1/25                                                                      $      2,699,919
           4,000   Hardeman County, TN, (Correctional Facilities Corp.),
                   7.75%, 8/1/17                                                                             4,143,480
           5,200   Houston, TX, Airport System, (Continental Airlines),
                   6.75%, 7/1/29                                                                             4,019,392
           6,365   Indianapolis, IN, Airport Authority, (United Airlines), (AMT),
                   6.50%, 11/15/31(5)                                                                        1,185,438
           3,930   Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT),
                   8.50%, 1/1/17                                                                             4,116,203
             750   Kenton County, KY, Airport, (Delta Airlines), (AMT),
                   6.125%, 2/1/22                                                                              480,203
           5,350   Kenton County, KY, Airport, (Delta Airlines), (AMT),
                   7.125%, 2/1/21                                                                            3,892,232
           1,000   Kenton County, KY, Airport, (Delta Airlines), (AMT),
                   7.50%, 2/1/20                                                                               760,970
           2,730   Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24                                          2,510,372
             655   Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24                                             656,592
           1,300   Michigan Strategic Fund, (S.D. Warren), (AMT),
                   7.375%, 1/15/22                                                                           1,322,360
           3,400   Morgantown, KY, Solid Waste Revenue,
                   (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22                                              3,178,354
             505   New Albany, IN, IDA, (K-Mart), 7.40%, 6/1/06                                                491,759
          13,000   New Jersey EDA, (Continental Airlines), (AMT),
                   6.25%, 9/15/29                                                                            9,747,400
           3,000   New Jersey EDA, (Continental Airlines), (AMT),
                   6.40%, 9/15/23                                                                            2,357,460
           4,000   New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(5)                                                                          3,895,000
             500   New Jersey EDA, (Holt Hauling), (AMT),
                   8.95%, 12/15/18(5)                                                                          405,625
           5,995   New York City, NY, Industrial Development Agency,
                   (American Airlines, Inc.), (AMT), 8.50%, 8/1/28                                           4,591,271
           2,000   Perry County, KY, TJ International Inc., (AMT),
                   6.55%, 4/15/27                                                                            2,063,460
           1,700   Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT),
                   6.25%, 6/1/19                                                                             1,309,510
           9,415   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                             6,333,659
             825   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.30%, 6/1/23                                                                               555,052
           3,000   Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.),
                   6.875%, 10/1/26                                                                           3,015,780
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $    106,260,769
----------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.3%

$          3,600   Memphis, TN, Electric System, (MBIA),
                   Variable Rate, 12/1/11(1)(2)                                                       $      4,384,584
$          1,500   Puerto Rico Electric Power Authority, RITES, (FSA),
                   Variable Rate, 7/1/20(1)(2)                                                        $      1,645,920
           1,000   Wamego, KS, PCR, (MBIA), 5.30%, 6/1/31                                                    1,030,150
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      7,060,654
----------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.9%

$          1,000   California, Residual Certificates, (AMBAC),
                   Variable Rate, 10/1/30(1)(2)                                                       $      1,122,150
           1,520   California, RITES, (AMBAC), Variable Rate, 2/1/28(1)(2)                                   1,600,530
           1,580   Mississippi, (FSA), Variable Rate, 11/1/21(1)(2)                                          2,078,379
           4,900   Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(1)(2)                                                               6,037,486
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     10,838,545
----------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 0.5%

$          2,415   California Statewide Communities Development Authority,
                   (Sutter Health), Residual Certificates, (FSA),
                   Variable Rate, 8/15/27(1)(2)                                                       $      2,902,492
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      2,902,492
----------------------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.5%

$         10,510   Harris County-Houston, TX, Sports Authority, (MBIA),
                   0.00%, 11/15/26                                                                    $      3,069,761
          10,000   Harris County-Houston, TX, Sports Authority, (MBIA),
                   0.00%, 11/15/28                                                                           2,560,400
           2,500   Harris County-Houston, TX, Sports Authority, (MBIA),
                   5.25%, 11/15/40                                                                           2,515,900
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      8,146,061
----------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.0%

$             75   South Orange County, CA, Public Financing Authority, (FGIC),
                   DRIVERS, Variable Rate, 8/15/15(1)(2)                                              $        239,888
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $        239,888
----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.6%

$          5,480   California Infrastructure and Economic Development,
                   (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33                                    $      5,489,535
           6,735   Massachusetts Turnpike Authority, Metropolitan Highway
                   System, (MBIA), 5.00%, 1/1/37                                                             6,686,575
           2,985   Monroe County, NY, Airport Authority, (MBIA), DRIVERS,
                   (AMT), Variable Rate, 1/1/18(2)(4)                                                        3,753,249
           2,000   New Jersey Turnpike Authority, RITES, (MBIA),
                   Variable Rate, 1/1/30(1)(2)                                                               2,266,460
           3,000   Puerto Rico Highway and Transportation Authority, (FSA),
                   Variable Rate, 7/1/32(1)(2)                                                               3,078,720

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$         20,000   Texas State Turnpike Authority, (AMBAC),
                   0.00%, 8/15/30                                                                     $      4,628,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     25,902,539
----------------------------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 0.8%

$          4,500   Los Angeles, CA, Department of Water and Power, (FGIC),
                   5.00%, 7/1/43                                                                      $      4,432,995
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      4,432,995
----------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 0.4%

$          2,550   Connecticut Development Authority, Aquarion Water, RITES,
                   (XLCA), Variable Rate, 7/1/07(1)(2)                                                $      2,108,850
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      2,108,850
----------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.4%

$          2,000   New Jersey EDA, (School Facilities),
                   Variable Rate, 6/15/28(2)(4)                                                       $      2,006,020
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      2,006,020
----------------------------------------------------------------------------------------------------------------------

NURSING HOME -- 3.9%

$          3,260   Bell County, TX, (Heritage Oaks Healthcare),
                   6.70%, 6/1/29                                                                      $      1,010,600
           2,960   Clovis, NM, IDR, (Retirement Ranches, Inc.),
                   7.75%, 4/1/19                                                                             3,042,466
           2,300   Colorado HFA, (Volunteers of America),
                   5.75%, 7/1/20                                                                             2,069,264
           3,600   Colorado HFA, (Volunteers of America),
                   5.875%, 7/1/28                                                                            3,136,536
           1,100   Colorado HFA, (Volunteers of America),
                   6.00%, 7/1/29                                                                               966,405
           2,500   Massachusetts IFA, (Age Institute of Massachusetts),
                   8.05%, 11/1/25                                                                            2,469,475
           1,180   Mississippi Business Finance Corp., (Magnolia Healthcare),
                   7.99%, 7/1/25                                                                               953,169
           1,860   Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners), 6.75%, 3/1/19                                               1,587,826
           3,838   Tarrant County, TX, Health Facilities Authority,
                   8.00%, 9/1/25(5)                                                                            115,136
           1,475   Tarrant County, TX, Health Facilities Authority,
                   (3927 Foundation), 10.125%, 9/1/09(5)                                                        14,751
           4,328   Tarrant County, TX, Health Facilities Authority,
                   (3927 Foundation), 10.25%, 9/1/19(5)                                                         43,284
           3,130   Westmoreland, PA, (Highland Health Systems, Inc.),
                   9.25%, 6/1/22                                                                             3,146,151
$          3,685   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                   7.00%, 8/1/29                                                                      $      3,404,461
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     21,959,524
----------------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 12.5%

$          6,000   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                                     $      6,089,460
           1,000   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   9.25%, 10/1/20                                                                            1,084,990
           3,000   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   11.00%, 10/1/20                                                                           3,001,560
           4,300   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                                                            4,974,283
           9,100   Capital Trust Agency, FL, (Seminole Tribe Convention),
                   10.00%, 10/1/33                                                                          10,859,940
           5,375   Golden Tobacco Securitization Corp., CA, 5.50%, 6/1/33                                    5,402,574
           2,295   Golden Tobacco Securitization Corp., CA, 6.625%, 6/1/40                                   2,021,849
           4,755   Golden Tobacco Securitization Corp., CA, 6.75%, 6/1/39                                    4,291,292
           9,125   Golden Tobacco Securitization Corp., CA,
                   Variable Rate, 6/1/33(2)(4)                                                               9,218,623
           3,300   Golden Tobacco Securitization Corp., CA,
                   Variable Rate, 6/1/31(2)(4)                                                               3,381,906
           2,077   Pueblo of Santa Ana, NM, 15.00%, 4/1/24                                                   2,078,992
           1,200   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(1)(2)                                                              1,543,080
           2,000   Sandoval County, NM, (Santa Ana Pueblo),
                   7.75%, 7/1/15                                                                             2,011,620
           2,525   Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13                                       2,531,072
           9,240   Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39                                     8,338,915
           3,525   Tobacco Settlement Financing Corp., NJ,
                   Variable Rate, 6/1/39(2)(4)                                                               2,837,519
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     69,667,675
----------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 8.1%

$          7,740   Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center), 6.60%, 12/15/28                                 $      7,467,088
           2,500   Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(6)                                          1,954,150
           1,000   Chester, PA, IDA, (Senior Life-Choice of Kimberton),
                   (AMT), 8.50%, 9/1/25                                                                      1,032,060
           3,500   Delaware County, PA, (White Horse Village),
                   7.30%, 7/1/14                                                                             3,583,125
           1,585   Delaware County, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                                                            1,649,351

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE (CONTINUED)

$          1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/13                                                                      $        447,930
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/13                                                                               427,070
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/14                                                                               405,350
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/14                                                                               386,380
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/15                                                                               366,400
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/15                                                                               348,400
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/16                                                                               331,260
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/16                                                                               314,900
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/17                                                                               299,260
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/17                                                                               284,510
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/18                                                                               270,450
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/18                                                                               257,040
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 1/1/19                                                                               244,360
           1,000   Glen Cove, NY, IDA, (The Regency at Glen Cove),
                   0.00%, 7/1/19                                                                               232,240
           1,860   Grove City, PA, Area Hospital Authority, (Grove Manor),
                   6.625%, 8/15/29                                                                           1,843,093
           3,465   Illinois Development Finance Authority,
                   (Care Institute, Inc. - Illinois), 7.80%, 6/1/25                                          3,547,190
           7,500   Kansas City, MO, IDA, (Kingswood United Methodist Manor),
                   5.875%, 11/15/29                                                                          6,457,950
           5,165   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                                     4,836,919
           6,470   Minneapolis, MN, (Walker Methodist Senior Services),
                   6.00%, 11/15/28                                                                           4,963,072
           5,205   North Miami, FL, Health Care Facilities, (Imperial Club),
                   8.00%, 1/1/33                                                                             3,631,268
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     45,580,816
----------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.8%

$          2,240   Bell Mountain Ranch, CO, Metropolitan District,
                   6.625%, 11/15/25                                                                   $      2,279,626
           3,395   Bell Mountain Ranch, CO, Metropolitan District,
                   7.375%, 11/15/19                                                                          3,602,231
$          3,800   Cottonwood, CO, Water and Sanitation District,
                   7.75%, 12/1/20                                                                     $      4,002,312
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $      9,884,169
----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 6.6%

$            925   Eagle County, CO, (Eagle County Airport Terminal), (AMT),
                   7.00%, 5/1/21                                                                      $        890,081
           1,375   Eagle County, CO, (Eagle County Airport Terminal), (AMT),
                   7.125%, 5/1/31                                                                            1,308,780
             400   Eagle County, CO, (Eagle County Airport Terminal), (AMT),
                   7.50%, 5/1/21                                                                               407,020
           5,000   New Jersey Transportation Trust Fund Authority,
                   Variable Rate, 6/15/17(2)(4)                                                              5,396,200
           5,250   Northwest Arkansas Regional Airport Authority, (AMT),
                   7.625%, 2/1/27                                                                            5,578,178
           3,500   Port Authority of New York and New Jersey,
                   5.00%, 9/1/38                                                                             3,451,910
          19,970   Puerto Rico Highway and Transportation Authority,
                   5.125%, 7/1/39                                                                           19,776,690
----------------------------------------------------------------------------------------------------------------------
                                                                                                      $     36,808,859
----------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.3%
   (IDENTIFIED COST $556,647,968)                                                                     $    544,018,357
----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.7%                                                                $     15,151,464
----------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                  $    559,169,821
----------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At July 31, 2004, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

     California                                                   16.6%

     Puerto Rico                                                  10.0%

     Others, representing less than 10% individually              70.7%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments

                        See notes to financial statements
in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2004, 11.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 4.8% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004 the aggregate value of the securities is $76,475,209 or 13.7% of the net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond.

(5)  Non-income producing security.

(6)  The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2004

ASSETS

Investments, at value
   (identified cost, $556,647,968)                                                                     $    544,018,357
Cash                                                                                                            989,829
Receivable for investments sold                                                                               4,719,866
Interest receivable                                                                                          11,989,799
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                           $    561,717,851
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts                                 $      2,500,000
Accrued expenses                                                                                                 48,030
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                      $      2,548,030
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                                              $    559,169,821
-----------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                                                     579,710,011
Net unrealized depreciation (computed on the basis of identified cost)                                      (20,540,190)
-----------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                  $    559,169,821
-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2004

INVESTMENT INCOME

Interest                                                                                               $     20,296,315
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                $     20,296,315
-----------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                                                 $      1,660,290
Trustees' fees and expenses                                                                                       8,608
Custodian fee                                                                                                   109,149
Legal and accounting services                                                                                    61,823
Miscellaneous                                                                                                    12,366
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                         $      1,852,236
-----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                                          $         14,786
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                                               $         14,786
-----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                                           $      1,837,450
-----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                                  $     18,458,865
-----------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                                     $       (507,863)
   Financial futures contracts                                                                                4,802,370
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                                      $      4,294,507
-----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                                                 $    (22,711,052)
   Financial futures contracts                                                                               (5,238,217)
-----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                   $    (27,949,269)
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                                       $    (23,654,762)
-----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                                             $     (5,195,897)
-----------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
INCREASE (DECREASE)                                            JULY 31, 2004                    YEAR ENDED
IN NET ASSETS                                                  (UNAUDITED)                      JANUARY 31, 2004
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                       $     18,458,865                 $     29,594,027
   Net realized gain from investments and
      financial futures contracts transactions                        4,294,507                        1,909,160
   Net change in unrealized appreciation
      (depreciation) from investments and
      financial futures contracts                                   (27,949,269)                      18,593,458
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $     (5,195,897)                $     50,096,645
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $    164,180,571                 $    211,911,695
   Withdrawals                                                     (128,312,570)                    (106,669,582)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                                $     35,868,001                 $    105,242,113
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $     30,672,104                 $    155,338,758
----------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                         $    528,497,717                 $    373,158,959
----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $    559,169,821                 $    528,497,717
----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                             SIX MONTHS ENDED                           YEAR ENDED JANUARY 31,
                                             JULY 31, 2004         ---------------------------------------------------------------
                                             (UNAUDITED)              2004         2003        2002(1)       2001         2000
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
   net assets):
   Expenses                                              0.67%(2)        0.68%        0.71%        0.70%        0.72%         0.68%
   Expenses after custodian fee reduction                0.66%(2)        0.68%        0.71%        0.70%        0.72%         0.67%
   Net investment income                                 6.67%(2)        7.08%        7.32%        6.69%        6.86%         6.25%
Portfolio Turnover                                         39%             40%          15%          24%          29%           58%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                         (0.81)%         12.64%        7.72%        5.55%          --            --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $        559,170      $  528,498   $  373,159   $  347,092   $  328,134   $   338,925
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the year ended January 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

HIGH YIELD MUNICIPALS PORTFOLIO as of July 31, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2004, the Eaton Vance High Yield Municipals Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E INTEREST RATE SWAPS -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade-date basis.

   L INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to July 31, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 2004, the fee was equivalent to 0.60% (annualized) of the Portfolio's average net assets for such period and amounted to $1,660,290. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $272,250,046 and $208,622,476, respectively, for the six months ended July 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $    556,102,545
   ----------------------------------------------------------
   Gross unrealized appreciation             $     25,109,671
   Gross unrealized depreciation                  (37,193,859)
   ----------------------------------------------------------

   NET UNREALIZED DEPRECIATION               $    (12,084,188)
   ----------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2004 is as follows:

   FUTURES CONTRACTS

                                                       AGGREGATE                               NET
   EXPIRATION                                          FACE                                    UNREALIZED
   DATE(S)          CONTRACTS           POSITION       VALUE               VALUE               DEPRECIATION
   -----------------------------------------------------------------------------------------------------------
   9/04             1,250 U.S.
                    Treasury Bond       Short          $   (140,044,382)   $   (135,273,437)   $    (4,770,945)
   9/04             1,250 U.S.
                    Treasury Note       Short              (141,538,071)       (138,398,437)        (3,139,634)
   -----------------------------------------------------------------------------------------------------------
                                                                                               $    (7,910,579)
   -----------------------------------------------------------------------------------------------------------

   At July 31, 2004, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE HIGH YIELD MUNICIPALS FUND
INVESTMENT MANAGEMENT

EATON VANCE HIGH YIELD MUNICIPALS FUND

                       OFFICERS

                       Thomas J. Fetter
                       President

                       William H. Ahern, Jr.
                       Vice President

                       Craig R. Brandon
                       Vice President

                       Cynthia J. Clemson
                       Vice President

                       James B. Hawkes
                       Vice President and Trustee

                       Robert B. MacIntosh
                       Vice President

                       Thomas M. Metzold
                       Vice President

                       James L. O'Connor
                       Treasurer

                       Alan R. Dynner
                       Secretary

                       TRUSTEES

                       Samuel L. Hayes, III

                       William H. Park

                       Ronald A. Pearlman

                       Norton H. Reamer

                       Lynn A. Stout

HIGH YIELD MUNICIPALS PORTFOLIO

                       OFFICERS

                       Thomas J. Fetter
                       President

                       Cynthia J. Clemson
                       Co-Portfolio Manager

                       James B. Hawkes
                       Vice President and Trustee

                       Robert B. MacIntosh
                       Vice President

                       Thomas M. Metzold
                       Vice President and
                       Co-Portfolio Manager

                       Barbara E. Campbell
                       Treasurer

                       Alan R. Dynner
                       Secretary

                       TRUSTEES

                       Samuel L. Hayes, III

                       William H. Park

                       Ronald A. Pearlman

                       Norton H. Reamer

                       Lynn A. Stout

              INVESTMENT ADVISER OF HIGH YIELD MUNICIPALS PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


             ADMINISTRATOR OF EATON VANCE HIGH YIELD MUNICIPALS FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                     EATON VANCE HIGH YIELD MUNICIPALS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

416-9/04                                                                   HYSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST II ON BEHALF OF (EATON VANCE HIGH YIELD MUNICIPALS
FUND)

By:       /s/ Thomas J. Fetter
         --------------------------------
         Thomas J. Fetter
         President


Date:    September 20, 2004
         ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ James L. O'Connor
         --------------------------------
         James L. O'Connor
         Treasurer


Date:    September 20, 2004
         ------------------


By:       /s/ Thomas J. Fetter
         --------------------------------
         Thomas J. Fetter
         President


Date:    September 20, 2004